Net interest income (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Interest income, calculated using the effective interest method
Cash and bank balances at central banks		$ 683	$ 30	$ 135
Collateral paid		68	16	75
Investment securities		1,126	1,200	1,521
Loans		21,096	20,756	24,848
Other financial assets		2	2	17
Assets held for sale		6	128
Total interest income calculated using the effective interest rate method	[1]	22,981	22,132	26,596
Interest income, other
Net ineffectiveness on qualifying hedges		(77)	(46)	87
Trading securities and financial assets measured at FVIS and loans		347	192	364
Total other		270	146	451
Total interest income	[1]	23,251	22,278	27,047
Interest expense, calculated using the effective interest method
Collateral received		(64)	(4)	(26)
Deposits and other borrowings		(2,810)	(1,801)	(4,652)
Debt issues		(2,257)	(1,861)	(2,907)
Loan capital		(1,026)	(849)	(800)
Other financial liabilities		(162)	(112)	(98)
Liabilities held for sale			(11)
Total interest expense calculated using the effective interest method		6,319	4,638	8,483
Interest expense, other
Deposits and other borrowings		(399)	(67)	(402)
Trading liabilities		1,169	(122)	(787)
Debt issues		(93)	(64)	(107)
Bank levy		(340)	(392)	(408)
Other interest expense		(108)	(136)	(164)
Liabilities held for sale			(1)
Total other		229	(782)	(1,868)
Total interest expense	[1]	(6,090)	(5,420)	(10,351)
Net interest income	[1]	17,161	16,858	16,696
Addition in interest income related to compliance, regulation and remediation costs		1	106
Reduction in interest income related to compliance, regulation and remediation costs				$ 170
Parent Entity
Interest income, calculated using the effective interest method
Cash and bank balances at central banks		534	14
Collateral paid		67	15
Investment securities		1,002	1,120
Loans		17,853	17,971
Other financial assets		2	2
Due from subsidiaries		797	645
Assets held for sale		6	50
Total interest income calculated using the effective interest rate method	[1]	20,261	19,817
Interest income, other
Net ineffectiveness on qualifying hedges		(80)	(42)
Trading securities and financial assets measured at FVIS and loans		317	182
Due from subsidiaries		115	118
Total other		352	258
Total interest income	[1]	20,613	20,075
Interest expense, calculated using the effective interest method
Collateral received		(64)	(3)
Deposits and other borrowings		(2,097)	(1,402)
Debt issues		(2,028)	(1,655)
Due to subsidiaries		(1,389)	(1,119)
Loan capital		(1,025)	(849)
Other financial liabilities		(124)	(110)
Liabilities held for sale			(9)
Total interest expense calculated using the effective interest method		6,727	5,147
Interest expense, other
Deposits and other borrowings		(345)	(48)
Trading liabilities		1,177	297
Debt issues		(57)	(58)
Bank levy		(340)	(392)
Due to subsidiaries		93	(296)
Other interest expense		(97)	(126)
Total other		431	(623)
Total interest expense	[1]	(6,296)	(5,770)
Net interest income	[1]	14,317	14,305
Addition in interest income related to compliance, regulation and remediation costs		$ 7	$ 149

[1]	Parent Entity comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.